General information	6 Months Ended
Jun. 30, 2025
General information
General information

Note 1

General information

Corporate information

Cadeler A/S (the “Company”, “Parent Company” or the “Group”) is incorporated and domiciled in Denmark. The address of its registered office is Kalvebod Brygge 43, DK-1560 Copenhagen, Denmark. The Company is listed on the Oslo Stock Exchange (ticker: CADLR) and on the New York Stock Exchange (ticker: CDLR).

The Group is a global leader in offshore wind installation, operations, and maintenance services and is headquartered in Copenhagen, Denmark. The Group owns eight offshore jack-up windfarm installation vessels: Wind Orca, Wind Osprey, Wind Scylla, Wind Zaratan, Wind Peak, Wind Maker, Wind Pace and the recently added Wind Keeper. In addition to wind farm installation, these vessels can perform maintenance, construction, decommissioning, and other tasks within the offshore industry.

The interim condensed consolidated financial statements of the Group are composed of the financial statements of Cadeler A/S and its subsidiaries (which are all wholly owned by the Parent Company Cadeler A/S). For more information on the subsidiaries of Cadeler A/S please refer to Note 29 to the consolidated financial statements for 2024.

The interim condensed consolidated financial statements for the six months ended 30 June 2025 are unaudited.